Restricted Cash and Cash Equivalents	12 Months Ended
Feb. 01, 2014
Restricted Cash and Cash Equivalents

3. Restricted Cash and Cash Equivalents

At February 1, 2014 and February 2, 2013, restricted cash and cash equivalents consisted of $32.1 million and $34.8 million, respectively of collateral for certain insurance contracts. The Company has the ability to convert the restricted cash to a letter of credit at anytime, which would reduce available borrowings on the Company’s ABL Line of Credit by a like amount.